UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT

INVESTMENT COMPANIES

Investment Company Act file number: 811-23776

HARTFORD SCHRODERS PRIVATE OPPORTUNITIES FUND

(Exact name of registrant as specified in charter)

690 Lee Road, Wayne, Pennsylvania 19087

(Address of Principal Executive Offices) (Zip Code)

Thomas R. Phillips, Esquire

Hartford Funds Management Company, LLC

690 Lee Road

Wayne, Pennsylvania 19087

(Name and Address of Agent for Service)

Copy to:

John V. O’Hanlon, Esquire

Dechert LLP

One International Place, 40th Floor

100 Oliver Street

Boston, Massachusetts 02110-2605

Registrant’s telephone number, including area code: (610) 386-4068

Date of fiscal year end: March 31

Date of reporting period: September 30, 2025

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Reports to Stockholders.

(a)

Hartford Schroders
Private Opportunities Fund
Semi-Annual Report
September 30, 2025 (Unaudited)

Hartford Schroders Private Opportunities Fund

Hartford Schroders Private Opportunities Fund
 Fund Overview (Consolidated)
 September 30, 2025 (Unaudited)

Inception 07/31/2023 Sub-advised by Schroder Investment Management North America Inc. and its sub-sub-adviser, Schroders Capital Management (US) Inc.	Investment objective – The Fund seeks to provide long-term capital appreciation.

Average Annual Total Returns
for the Periods Ended 09/30/2025
	Six Months[1]	1 Year	Since Inception[2]
Class A3	10.65%	18.08%	14.76%
Class A4	6.77%	13.94%	12.89%
Class I3	10.62%	18.04%	14.75%
Class SDR[3]	10.65%	18.08%	14.76%
MSCI ACWI Index (Net)	20.03%	17.27%	18.42%

[1]	Not annualized.
[2]	Inception: 07/31/2023
[3]	Without sales charge
[4]	Reflects maximum sales charge of 3.50%
PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE AND DOES NOT GUARANTEE FUTURE RESULTS. The investment return and principal value of the investment will fluctuate so that investors’ shares, when repurchased, may be worth more or less than their original cost. The table does not reflect the deductions of taxes that a shareholder would pay on Fund distributions or the repurchase or sale of Fund shares. Current performance may be lower or higher than the performance data quoted. To obtain performance data current to the most recent month-end, please visit our website hartfordfunds.com.
Total returns presented above were calculated using the applicable class' net asset value available to shareholders for sale of Fund shares on 09/30/2025. All share class returns assume the reinvestment of all distributions at net asset value and the deduction of all fund expenses.
You cannot invest directly in an index.
See "Index Definition" for index description.
Performance information may reflect expense waivers/reimbursements without which performance would have been lower. For information on current expense waivers/reimbursements, please see the prospectus.
Operating Expenses*	Gross	Net
Class A	7.17%	2.52%
Class I	6.57%	1.92%
Class SDR	6.32%	1.67%

*
Expenses as shown in the Fund’s most recent prospectus. Gross expenses do not reflect contractual fee waivers or expense reimbursement arrangements. Net expenses reflect such arrangements in instances when they reduce gross expenses. These arrangements remain in effect until 07/31/2026 unless the
Fund’s Board of Trustees approves an earlier termination. Expenses shown include acquired fund fees and expenses. Actual expenses may be higher or lower.
Please see accompanying Financial Highlights for expense ratios for the period ended 09/30/2025.

Important Risks
The Fund is a newly organized, non-diversified, closed-end management investment company with limited operating history that may be subject to additional risks. Security prices fluctuate in value depending on general market and economic conditions and the prospect of individual companies. • Private equity investments involve a high degree of business and financial risk that can result in substantial losses. The valuation of private equity investments is complex and is typically based on fair value as determined in good faith by the Fund according to the Fund’s valuation procedures. The Fund’s net asset value could be adversely affected if the Fund’s determination regarding the fair value of the Fund’s investments were materially higher than the values that the Fund ultimately realizes upon disposal of such investment. • Illiquid and restricted securities may be difficult to dispose of at a fair price at the times when the Fund believes it is desirable to do so. A particular investment may become illiquid, making it difficult for the Fund to sell that investment at an advantageous time or price. • Foreign investments may be more volatile and less liquid than U.S. investments and are subject to the risk of currency fluctuations and adverse political, economic, and regulatory developments. • Small-cap and Mid-cap securities can have greater risks and volatility than large-cap companies. • Leverage can increase market exposure, magnify investment risks, and cause losses to be realized more quickly. • Obligations of U.S. Government agencies are supported by varying degrees of credit but are generally not backed by the full faith and credit of the U.S. Government.
• Because the Fund is non-diversified, it may invest in a smaller number of issuers, and may be more exposed to risks and volatility than a more broadly diversified fund. • To the extent the Fund focuses on one or more sectors, the Fund may be subject to increased volatility and risk of loss if adverse developments occur. • Financially material environmental, social and/or governance (ESG) characteristics are one of several factors that may be considered and as a result, the investment process may not work as intended.
Composition by Strategy
as of 09/30/2025
Category	Percentage of Net Assets
Private Equity Investments
Co-Investment	70.1%
Secondary Fund	26.5
Primary Fund	1.0
Total	97.6%
Short-Term Investments	1.7%
Other Assets & Liabilities	0.7
Total	100.0%

2

Hartford Schroders Private Opportunities Fund
Schedule of Investments (Consolidated)
September 30, 2025 (Unaudited)

Private Equity Investments†—99.3%	Investment Type	Acquisition Date	Cost	Fair Value
Co-Investment—70.1%
Consumer Discretionary—2.2%
Barrys PEP Co-Invest A, LP*(1)(2)(3)(4)	Limited Partnership Interest	03/31/2025	$856,448	$882,510
Consumer Staples—2.5%
Hometown Food Holdings, LLC*(1)(2)(3)(4) (Class A, 2,564 units)	Limited Partnership Interest	03/28/2025	989,217	989,250
Financials—2.3%
Integrum Grit Co-Invest LP*(1)(2)(3)(4)(5)	Limited Partnership Interest	07/14/2025	902,455	902,455
Health Care—9.2%
Apposite Healthcare Co-Investment IV L.P*(1)(2)(3)(4)	Limited Partnership Interest	02/28/2025	712,737	1,021,071
KL Champion Blocker PI LLC*(1)(2)(3)	Limited Partnership Interest	05/01/2024	1,296,826	1,319,205
NanoVista*(1)(2)(3)(4)(5)	Limited Partnership Interest	04/23/2024	1,145,300	1,348,428
Industrials—16.5%
ATEX Blocker, Inc.*(1)(2)(3) (3 shares)	Common Stock	12/19/2024	1,250,000	1,696,154
BPCP NSA Holdings, Inc.*(1)(2)(3)(5)(6) (Class A, 8.00%, 572 shares)	Preferred Stock	05/15/2024	858,275	957,267
BPCP NSA Holdings, Inc.*(1)(2)(3)(5) (286 shares)	Common Stock	05/15/2024	286,091	305,358
Huracan68 S.p.A*(1)(2)(3)(5) (Class B, 33,550 shares)	Common Stock	10/01/2024	885,360	1,308,759
Huracan68 S.p.A*(1)(2)(3)(5)(7)(8) (Shareholder Loan, 04/03/2032)	Loan Notes	10/01/2024	221,340	234,810
VSC Safety Holdings LLC*(1)(2)(3)(5) (Class A, 20,979 units)	Limited Partnership Interest	09/19/2025	2,097,902	2,075,154
Information Technology—20.8%
BCPE Pequod Investor, L.P.*(1)(2)(3)	Limited Partnership Interest	11/20/2024	923,174	1,061,902
Diamant 244. GmbH*(1)(2)(3)(5) (256 shares)	Common Stock	12/19/2024	10,877	—
Diamant 244. GmbH*(1)(2)(3)(5) (8.00%)	Preferred Stock	12/19/2024	665,087	750,617
Diamant 247. GmbH*(1)(2)(3)(5)(7) (Shareholder Loan, 8.00%, 12/31/2039)	Loan Notes	01/15/2025	223,371	269,155
Fremman 1 MM Co-investment 7 Rocket SCSp*(1)(2)(3)(5)	Limited Partnership Interest	02/13/2024	1,076,110	1,215,197
Hooverdam Fonds Coöperatief U.A.*(1)(2)(3)(4)	Limited Partnership Interest	04/15/2025	726,330	690,124
Investcorp India Private Equity Holdings Limited*(1)(2)(3)(5)(6)(7)(8) (Shareholder Loan, 6 shares)	Loan Notes	09/16/2024	627,200	627,200
Investcorp India Private Equity Holdings Limited*(1)(2)(3)(5)(6)(8) (6 shares)	Preferred Stock	09/16/2024	12,800	126,369
Novacap TMT VI Co-Investment (Invita), L.P.*(1)(2)(3)(4)	Limited Partnership Interest	11/08/2024	1,043,269	1,189,150
Resurgens II Co-Invest C, L.P.*(1)(2)(3)(4)	Limited Partnership Interest	11/15/2023	659,028	829,411
Stirling Square Capital Partners Eagle Co-Investment SCSp*(1)(2)(3)(4)(5)	Limited Partnership Interest	11/13/2023	1,012,232	1,548,208
Multi-Sector—9.2%
Inverness Graham Co-Investment Fund-A, LP*(1)(2)(3)(4)(5)	Limited Partnership Interest	08/08/2025	3,190,468	3,659,139
Real Estate—1.3%
Vivana Properties SPV, LLC*(1)(2)(3)(4)(5)	Limited Partnership Interest	04/14/2025	513,000	513,000
Utilities—6.1%
Greenbelt Capital Partners Saber L.P.*(1)(2)(3)	Limited Partnership Interest	10/25/2023	1,250,000	2,451,291
			23,434,897	27,971,184
Secondary Fund—26.5%
Energy—3.2%
TRP Continuation Fund (Genox), LP*(1)(2)(3)(4)(5)	Limited Partnership Interest	02/22/2024	1,095,745	1,277,810
Generalist—3.8%
Equip Capital SPV SCSp*(1)(2)(3)(4)(5)	Limited Partnership Interest	08/23/2024	1,272,261	1,526,240
Health Care—7.6%
Investcorp India Investments Holding Parent Limited*(1)(2)(3)(6)(8) (12 shares)	Preferred Stock	10/31/2024	24,400	744,273
Investcorp India Investments Holding Parent Limited*(1)(2)(3)(6)(7)(8) (Shareholder Loan, 12 shares)	Loan Notes	10/31/2024	1,195,600	1,195,600
Ourvita Build-Up SCSp*(1)(2)(3)(4)	Limited Partnership Interest	11/16/2023	781,324	1,073,340
Industrials—6.5%
HCI Equity Partners EV I, L.P.*(1)(2)(3)(4)(5)	Limited Partnership Interest	09/09/2024	1,009,237	1,074,864
VSC EV3 (Parallel) LP*(1)(2)(3)(4)	Limited Partnership Interest	12/19/2023	765,880	1,516,938
The accompanying notes are an integral part of these financial statements.

3

Hartford Schroders Private Opportunities Fund
Schedule of Investments (Consolidated) – (continued)
September 30, 2025 (Unaudited)

Private Equity Investments†—99.3%	Investment Type	Acquisition Date	Cost	Fair Value
Information Technology—5.4%
Chronos Capital Fund, L.P.*(1)(2)(3)(4)	Limited Partnership Interest	04/29/2024	$1,139,299	$1,292,832
Rivean Special Opportunity Fund II Coöperatief U.A.*(1)(2)(3)(4)(5)	Limited Partnership Interest	01/17/2025	656,894	879,234
			7,940,640	10,581,131
Primary Fund—1.0%
Multi-Sector—1.0%
Investcorp India Growth Equity Fund III L.P.*(1)(2)(3)(4)(5)	Limited Partnership Interest	03/20/2025	368,687	385,175

	Interest Rate	Shares	Cost	Fair Value
Short-Term Investments—1.7%
Prime Liquidity Fund LLC(1)	4.52%(9)	700,000	$700,000	$700,000
Total Short-Term Investments			700,000	700,000
Total Investments (Cost $32,444,224)				$39,637,490
Other Assets and Liabilities – 0.7%				262,565
Net Assets – 100.0%				$39,900,055

*	Non-income producing.
(1)	All or a portion of this security is held through Hartford Funds SPV, LLC, a wholly-owned subsidiary of the Fund (See Note 1).
(2)	Investment does not allow redemptions or withdrawals except at discretion of its general partner, manager or advisor.
(3)	Restricted security.
(4)	Investment has been committed to but has not been fully funded by the Fund (See Note 10).
(5)	Investment valued using significant unobservable inputs.
(6)	Perpetual maturity security.
(7)	Represents investments with principal amounts. Principal amounts are as follows:

Security Name	Principal Amount
Diamant 247. GmbH	EUR	215,742
Huracan68 S.p.A		200,000
Investcorp India Investments Holding Parent Limited		$1,195,600
Investcorp India Private Equity Holdings Limited		627,200

(8)	No rate available.
(9)	Current yield as of period end.

† Private Equity Investments are investments directly (or indirectly through special purpose vehicles) into privately held operating companies. The Fund’s Private Equity Investments will typically be in the form of co-investments, which involve the Fund acquiring an interest in a single operating company alongside an investment by a private equity firm. Secondary Investments entail acquiring an interest in one or more assets from private equity fund investors and/or direct equity participants through a negotiated transaction in which the private equity majority manager managing the asset remains the same. Primary Investments are made in newly established private funds during their initial fundraising.
The accompanying notes are an integral part of these financial statements.

4

Hartford Schroders Private Opportunities Fund
Schedule of Investments (Consolidated) – (continued)
September 30, 2025 (Unaudited)

Fair Value Summary
The following is a summary of the fair valuations according to the inputs used as of September 30, 2025 in valuing the Fund’s investments.

Description	Total	Level 1	Level 2	Level 3
Assets
Private Equity Investments
Co-Investment	$15,841,116	$—	$—	$15,841,116
Secondary Fund	4,758,148	—	—	4,758,148
Primary Fund	385,175	—	—	385,175
Short-Term Investments	700,000	—	700,000	—
Total	$21,684,439	$—	$700,000	$20,984,439
In accordance with Accounting Standards Update (“ASU”) No. 2015-07, Fair Value Measurements (Topic 820): Disclosure for Investments in Certain Entities that Calculate Net Asset Value per Share (or Its Equivalent), certain investments fair valued using net asset value (or its equivalent) as a practical expedient are not included in the fair value hierarchy. As such, investments in securities with a fair value of $17,953,051 are excluded from the fair value summary as of September 30, 2025.
		Private Equity Investments		Total
	Co-Investment	Secondary Fund	Primary Fund
Beginning balance	$9,878,507	$6,584,976	$357,304	$16,820,787
Purchases	6,926,370	6,064	—	6,932,434
Return of Capital	(222,545)	(144,238)	—	(366,783)
Realized gain/(loss) from foreign currency transactions	—	17,530	—	17,530
Net change in unrealized appreciation/(depreciation)	1,600,534	119,859	27,871	1,748,264
Transfers into Level 3	3,654,741	2,573,343	—	6,228,084
Transfers out of Level 3	(5,996,491)	(4,399,386)	—	(10,395,877)
Ending balance	$15,841,116	$4,758,148	$385,175	$20,984,439

Changes in inputs used for valuing investments may result in transfers in or out of levels within the fair value hierarchy. For the six-month period ended September 30, 2025, investments valued at $10,395,877 were transferred out of Level 3 and investments valued at $6,228,084 were transferred into Level 3. Transfers are reported at the beginning of the reporting period in which they occur.

The change in net unrealized appreciation/(depreciation) relating to the Level 3 investments held at September 30, 2025 was $1,748,264.
The accompanying notes are an integral part of these financial statements.

5

Hartford Schroders Private Opportunities Fund
GLOSSARY: (abbreviations used in preceding Schedule of Investments) (Unaudited)

Other Abbreviations:
GmbH	Gesellschaft mit beschränkter Haftung
S.p.A	Società per azioni
SCSp	Société en Commandite Spéciale

6

Hartford Schroders Private Opportunities Fund
 Statement of Assets and Liabilities (Consolidated)
September 30, 2025 (Unaudited)

Assets:
Investments in securities, at market value	$39,637,490
Cash	713,845
Receivables:
From affiliates	51,875
Dividends and interest	3,154
Other assets	40,049
Total assets	40,446,413
Liabilities:
Payables:
Investment management fees	16,150
Transfer agent fees	24,554
Accounting services fees	144,185
Board of Trustees' fees	20,350
Audit and tax fees	83,021
Pricing fees	185,689
Legal fees	64,353
Accrued expenses	8,056
Total liabilities	546,358
Commitments and contingencies (see Note 10)
Net assets	$39,900,055
Summary of Net Assets:
Capital stock and paid-in-capital	$32,199,300
Distributable earnings (loss)	7,700,755
Net assets	39,900,055
Class A:Net asset value per share	$13.15
Shares outstanding	102,506
Net Assets	$1,347,537
Class I:Net asset value per share	$13.11
Shares outstanding	277,941
Net Assets	$3,642,526
Class SDR:Net asset value per share	$13.11
Shares outstanding	2,662,899
Net Assets	$34,909,992
Cost of investments	$32,444,224
The accompanying notes are an integral part of these financial statements.

7

Hartford Schroders Private Opportunities Fund
 Statement of Operations (Consolidated)
For the Six-Month Period Ended September 30, 2025 (Unaudited)

Investment Income:
Dividends	$756,518
Interest	27,352
Total investment income, net	783,870
Expenses:
Investment management fees	258,201
Transfer agent fees
Class A	1,461
Class I	3,407
Class SDR	35,167
Distribution fees
Class A	4,447
Custodian fees	1,538
Registration and filing fees	26,131
Accounting services fees	146,571
Board of Trustees' fees	41,005
Chief Compliance Officer fees	26
Audit and tax fees	78,985
Legal fees	75,110
Pricing fees	188,314
Interest expense	3,208
Other expenses	5,900
Total expenses (before waivers and reimbursements)	869,471
Expense reimbursements	(474,049)
Investment management fee waivers	(199,110)
Distribution fee reimbursements	(4,447)
Total waivers and reimbursements	(677,606)
Total expenses	191,865
Net Investment Income (Loss)	592,005
Net Realized Gain (Loss) on Foreign Currency Transactions on:
Other foreign currency transactions	18,541
Net Realized Gain (Loss) on Foreign Currency Transactions	18,541
Net Changes in Unrealized Appreciation (Depreciation) of Investments and Foreign Currency Transactions of:
Investments	2,962,361
Translation of other assets and liabilities in foreign currencies	(4)
Net Changes in Unrealized Appreciation (Depreciation) of Investments and Foreign Currency Transactions	2,962,357
Net Gain (Loss) on Investments and Foreign Currency Transactions	2,980,898
Net Increase (Decrease) in Net Assets Resulting from Operations	$3,572,903
The accompanying notes are an integral part of these financial statements.

8

Hartford Schroders Private Opportunities Fund
 Statement of Changes in Net Assets (Consolidated)

	For the Six-Month Period Ended September 30, 2025 (Unaudited)	For the Year Ended March 31, 2025
Operations:
Net investment income (loss)	$592,005	$226,679
Net realized gain (loss) on foreign currency transactions	18,541	(21,493)
Net changes in unrealized appreciation (depreciation) of investments and foreign currency transactions	2,962,357	3,454,037
Net Increase (Decrease) in Net Assets Resulting from Operations	3,572,903	3,659,223
Distributions to Shareholders:
Class A	—	(17,502)
Class I	—	(22,645)
Class SDR	—	(389,854)
Total distributions	—	(430,001)
Capital Share Transactions:
Sold	5,448,000	6,079,358
Issued on reinvestment of distributions	—	422,167
Shares tendered	—	(225)
Net increase (decrease) from capital share transactions	5,448,000	6,501,300
Net Increase (Decrease) in Net Assets	9,020,903	9,730,522
Net Assets:
Beginning of period	30,879,152	21,148,630
End of period	$39,900,055	$30,879,152
The accompanying notes are an integral part of these financial statements.

9

Hartford Schroders Private Opportunities Fund
 Statement of Cash Flows (Consolidated)
For the Six-Month Period Ended September 30, 2025 (Unaudited)

Increase (decrease) in cash
Cash flows from operating activities
Net increase in net assets resulting from operations	$3,572,903
Adjustments to reconcile net increase in net assets resulting from operations to net cash used for operating activities:
Purchases of long-term investments	$(8,104,908)
Return of capital contributions	378,458
Net purchases, sales and maturities of short-term investments	2,000,000
Decrease in dividends and interest receivable	11,814
Decrease in receivable from affiliates	68,524
Increase in other assets	(20,383)
Decrease in subscriptions received in advance	(215,000)
Increase in investment management fees payables	9,779
Increase in accounting services fees payables	97,238
Increase in transfer agent fees payable	11,948
Increase in Board of Trustees' fees payables	666
Increase in audit and tax fees payable	(66,350)
Increase in pricing fees payable	72,289
Increase in legal fees payable	18,417
Increase in accrued expenses	6,223
Realized gain on foreign currency and foreign currency translations	(18,541)
Net change in unrealized appreciation (depreciation) of investments in securities	(2,962,361)
Net Cash used for operating activities	$(5,139,284)
Cash flows from financing activities
Proceeds from shares sold	$5,448,000
Line of credit drawdown	1,400,000
Line of credit repayment	(1,400,000)
Net cash provided by financing activities	$5,448,000
Net increase in cash and foreign currency	$308,716
Cash and foreign currency, beginning of period*	$405,129
Cash and foreign currency, end of period*	$713,845
Supplemental disclosure of cash flow information:
Reinvestment of dividends	$—
Cash paid for interest expense and commitment fees	3,208

*	Components of cash

	Beginning of Period	End of Period
Cash	$190,026	$713,845
Restricted cash	215,000	—
Foreign currency	103	—
	$405,129	$713,845
The accompanying notes are an integral part of these financial statements.

10

Hartford Schroders Private Opportunities Fund
Financial Highlights (Consolidated)

	— Selected Per-Share Data(1) —								— Ratios and Supplemental Data —
Class	Net Asset Value at Beginning of Period	Net Investment Income (Loss)	Net Realized and Unrealized Gain (Loss) on Investments	Total from Investment Operations	Dividends from Net Investment Income	Distributions from Capital Gains	Total Dividends and Distributions	Net Asset Value at End of Period	Total Return(2)	Net Assets at End of Period (000s)	Ratio of Expenses to Average Net Assets Before Adjust- ments(3)(4)	Ratio of Expenses to Average Net Assets After Adjust- ments(3)(4)	Ratio of Net Investment Income (Loss) to Average Net Assets	Portfolio Turnover
Hartford Schroders Private Opportunities Fund(5)
For the Six-Month Period Ended September 30, 2025 (Unaudited)
A	$11.88	$0.19	$1.08	$1.27	$—	$—	$—	$13.15	10.65%(6)	$1,348	5.72%(7)	1.11%(7)	3.07%(7)	0.00%(8)
I	11.85	0.25	1.01	1.26	—	—	—	13.11	10.62 (6)	3,643	5.06 (7)	1.15 (7)	4.40 (7)	0.00 (8)
SDR	11.85	0.20	1.06	1.26	—	—	—	13.11	10.65 (6)	34,910	5.02 (7)	1.11 (7)	3.37 (7)	0.00 (8)
For the Year Ended March 31, 2025
A	$10.52	$0.10	$1.43	$1.53	$(0.17)	$—	$(0.17)	$11.88	14.70%	$1,218	6.60%	1.00%	0.88%	0.00%(8)
I	10.49	0.09	1.44	1.53	(0.17)	—	(0.17)	11.85	14.68	1,671	5.91	1.02	0.83	0.00 (8)
SDR	10.49	0.10	1.43	1.53	(0.17)	—	(0.17)	11.85	14.70	27,990	5.90	1.00	0.86	0.00 (8)
For the Period Ended March 31, 2024
A	$10.00	$0.27	$0.35	$0.62	$(0.10)	$—	$(0.10)	$10.52	6.18%(6)	$1,062	7.67%(7)	1.00%(7)	3.59%(7)	0.00%(9)
I	10.00	0.27	0.35	0.62	(0.13)	—	(0.13)	10.49	6.20 (6)	1,062	6.98 (7)	1.00 (7)	3.59 (7)	0.00 (9)
SDR	10.00	0.26	0.36	0.62	(0.13)	—	(0.13)	10.49	6.20 (6)	19,025	6.26 (7)	1.00 (7)	3.45 (7)	0.00 (9)

FINANCIAL HIGHLIGHTS FOOTNOTES
(1)
Information presented relates to a share outstanding throughout the indicated period. Net investment income (loss) per share amounts are calculated based on average shares outstanding unless otherwise noted.

(2)
Total return is calculated assuming a hypothetical purchase of beneficial shares on the opening of the first day at the net asset value and a sale on the closing of the last day at the net asset value of each period reported. Dividends and distributions, if any, are assumed for purposes of this calculation, to be reinvested at net asset value at the end of the distribution day.

(3)	Adjustments include waivers and reimbursements, if applicable.
(4)	Ratios do not reflect the proportionate share of income and expenses of the underlying Investment Funds.
(5)	Commenced operations on July 31, 2023.
(6)	Not annualized.
(7)	Annualized.
(8)	Percentage rounds to zero.
(9)	Reflects the Fund's portfolio turnover for the period July 31, 2023 through March 31, 2024.
The accompanying notes are an integral part of these financial statements.

11

Hartford Schroders Private Opportunities Fund
 Notes to Financial Statements (Consolidated)
 September 30, 2025 (Unaudited)

1.
Organization:
Hartford Schroders Private Opportunities Fund (the "Fund") is organized as a Delaware statutory trust that is registered under the Investment Company Act of 1940, as amended (the "1940 Act"). The Fund operates as a closed-end, tender offer fund pursuant to which it may conduct quarterly tender offers for the repurchase of the Fund’s outstanding common shares of beneficial interest at net asset value. The investment objective of the Fund is to seek to provide long-term capital appreciation. The Fund commenced operations on July 31, 2023.
The Fund offers three separate classes of shares: Class A, Class I and Class SDR. Class A Shares, Class I Shares and Class SDR Shares are subject to different fees and expenses. The Fund's prospectus provides description of each share class expenses, sales charges and minimum investments.
The Fund may invest in the shares of one or more wholly owned and controlled Subsidiaries (each, a “Subsidiary”). Investments in a Subsidiary are expected to provide the Fund with exposure to investments within the limitations of Subchapter M of the Internal Revenue Code of 1986, as amended (the "Code"). Each Subsidiary is managed pursuant to compliance policies and procedures that are the same, in all material respects, as the policies and procedures adopted by the Fund. However, unlike the Fund, a Subsidiary is not subject to diversification requirements. The Fund is the sole shareholder of each Subsidiary, and shares of a Subsidiary are not sold or offered to other investors.
As of September 30, 2025, there is one active Subsidiary: the Hartford Funds SPV, LLC, registered in Delaware on December 16, 2022. The Schedule of Investments (Consolidated), Statement of Assets and Liabilities (Consolidated), Statement of Operations (Consolidated), Statement of Changes in Net Assets (Consolidated), Statement of Cash Flows (Consolidated) and Financial Highlights (Consolidated) of the Fund include the accounts of the Subsidiary. All inter-company accounts and transactions have been eliminated in the consolidation for the Fund. As of September 30, 2025, total assets of the Fund were $40,446,413, of which $40,350,949 or 99.8% was held in the Hartford Funds SPV, LLC.
The Fund is a non-diversified, closed-end management investment company and applies the specialized accounting and reporting under Accounting Standards Codification ("ASC") Topic 946, “Financial Services – Investment Company.”
2.
Significant Accounting Policies:
The following is a summary of significant accounting policies of the Fund used in the preparation of its financial statements, which are in accordance with United States Generally Accepted Accounting Principles ("U.S. GAAP"). The preparation of financial statements in accordance with U.S. GAAP may require management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.
a)
Determination of Net Asset Value – The Net Asset Value (“NAV”) per share is determined for each class of the Fund’s shares as of the close of business on the last business day of each calendar month, each date that a Share is offered, as of the date of any distribution and at such other times as the Board shall determine (each, a “Determination Date”). If the New York Stock Exchange (the “Exchange”) is closed due to weather or other extraordinary circumstances on a day it would typically be open for business, the Fund may treat such day as a typical business day and accept purchase and repurchase requests and calculate the Fund’s NAV in accordance with applicable law. In determining its net asset value, the Fund will value its investments as of the relevant Determination Date. The net asset value for each class of shares is determined by dividing the value of the Fund’s net assets attributable to a class of shares by the number of shares outstanding for that class. Information that becomes known to the Fund after the NAV has been calculated on a particular day will not generally be used to retroactively adjust the NAV determined earlier that day.
b)
Investment Valuation and Fair Value Measurements – For purposes of calculating the NAV, the Fund will value its investments in Direct Investments, Secondary Investments and Primary Investments (collectively "Investment Funds") at fair value as determined in good faith under the Valuation Procedures (the "Valuation Procedures"). The fair value of such investments as of each Determination Date ordinarily will be the capital account value of the Fund’s interest in such investments as provided by the relevant general partner, managing member or affiliated investment adviser of the Investment Fund (the "Investment Manager") as of or prior to the relevant Determination Date; provided that such values will be adjusted for any other relevant information available at the time the Fund values its portfolio, including capital activity and material events occurring between the reference dates of the Investment Manager’s valuations and the relevant Determination Date.
Certain Investment Funds are valued based on the latest NAV reported by the Investment Manager. This is commonly referred to as using NAV as a practical expedient which allows for estimation of the fair value of a private investment based on NAV or its equivalent if the NAV of the private fund is calculated in a manner consistent with ASC 946.

12

Hartford Schroders Private Opportunities Fund
 Notes to Financial Statements (Consolidated) – (continued)
 September 30, 2025 (Unaudited)

The Fund is designed to invest primarily in private equity investments of various types for which market quotations are not expected to be readily available. With respect to such investments, the Fund's Board of Trustees (the "Board") has designated Hartford Funds Management Company, LLC (the "Investment Manager" or "HFMC") as its valuation designee to determine the fair valuations of such investments pursuant to Rule 2a-5 under the 1940 Act (the "Valuation Designee"). The Valuation Designee determines the fair value of the security or other instrument under policies and procedures established by and under the supervision of the Board of Trustees of the Fund. The Valuation Designee has delegated the day-to-day responsibility for implementing the Valuation Procedures to the Valuation Committee (the "Valuation Committee"). The Valuation Committee will consider all available relevant factors in determining an investment’s fair value. The Valuation Designee reports fair value matters to the Audit Committee of the Fund’s Board of Trustees. The fair value of the Fund’s investments in Investment Funds, determined by the Valuation Committee in accordance with the Valuation Procedures, are estimates. Ordinarily, the fair value of an Investment Fund is based on the net asset value of the Investment Fund reported by its Investment Manager. If the Valuation Committee determines that the most recent net asset value reported by the Investment Manager of the Investment Fund does not represent fair value or if the Investment Manager of the Investment Fund fails to report a net asset value to the Fund, a fair value determination is made by the Valuation Committee in accordance with the Valuation Procedures. In making that determination, the Valuation Committee will consider whether it is appropriate, in light of all relevant circumstances, to value such Investment Fund at the net asset value last reported by its Investment Manager, or whether to adjust such net asset value to reflect a premium or discount (adjusted net asset value). The Valuation Committee uses a variety of methods such as earnings and multiple analysis, discounted cash flow analysis and market data from third party pricing services. The Valuation Committee makes assumptions that are based on market conditions existing at the determination date.
In certain circumstances, the Valuation Committee may determine that cost best approximates the fair value of a particular Investment Fund.
Prices of foreign equities that are principally traded on certain foreign markets will generally be adjusted monthly pursuant to a fair value pricing service in order to reflect an adjustment for the factors occurring after the close of certain foreign markets but before the NYSE Close. Securities and other instruments that are primarily traded on foreign markets may trade on days that are not business days of the Fund. The value of the foreign securities or other instruments in which the Fund invests may change on days when a shareholder will not be able to purchase or request the repurchase of shares of the Fund.
Fixed income investments (other than short-term obligations) held by the Fund are normally valued at prices supplied by independent pricing services in accordance with the Valuation Procedures. Short-term investments maturing in 60 days or less are generally valued at amortized cost, which approximates fair value.
Exchange-traded derivatives, such as options, futures and options on futures, are valued at the last sale price determined by the exchange where such instruments principally trade as of the close of such exchange ("Exchange Close"). If a last sale price is not available, the value will be the mean of the most recently quoted bid and ask prices as of the Exchange Close. If a mean of the bid and ask prices cannot be calculated for the day, the value will be the most recently quoted bid price as of the Exchange Close. Over-the-counter derivatives are normally valued based on prices supplied by independent pricing services in accordance with the Valuation Procedures.
Investments valued in currencies other than U.S. dollars are converted to U.S. dollars using the prevailing spot currency exchange rates obtained from independent pricing services for calculation of the NAV. As a result, the NAV of the Fund’s shares may be affected by changes in the value of currencies in relation to the U.S. dollar. The value of securities or other instruments traded in markets outside the United States or denominated in currencies other than the U.S. dollar may be affected significantly on a day that the Exchange is closed and the market value may change on days when an investor is not able to purchase, or request the repurchase of shares of the Fund.
Foreign currency contracts represent agreements to exchange currencies on specific future dates at predetermined rates. Foreign currency contracts are valued using foreign currency exchange rates and forward rates as provided by an independent pricing service on the Determination Date.
Investments in open-end mutual funds are valued at the respective NAV of each open-end mutual fund on the Determination Date. Shares of investment companies listed and traded on an exchange are valued in the same manner as any exchange-listed equity security. Such open-end mutual funds and listed investment companies may use fair value pricing as disclosed in their prospectuses.
Financial instruments for which prices are not available from an independent pricing service may be valued using quotations obtained from one or more dealers that make markets in the respective financial instrument in accordance with the Valuation Procedures.

13

Hartford Schroders Private Opportunities Fund
 Notes to Financial Statements (Consolidated) – (continued)
 September 30, 2025 (Unaudited)

U.S. GAAP defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants. The U.S. GAAP fair value measurement standards require disclosure of a fair value hierarchy for each major category of assets and liabilities. Various inputs are used in determining the fair value of the Fund’s investments. These inputs are summarized into three broad hierarchy levels. This hierarchy is based on whether the valuation inputs are observable or unobservable. These levels are:
•
Level 1 – Quoted prices in active markets for identical investments. Level 1 may include exchange-traded instruments, such as domestic equities, some foreign equities, options, futures, mutual funds, exchange-traded funds, rights and warrants.
•
Level 2 – Observable inputs other than Level 1 prices, such as quoted prices for similar investments; quoted prices in markets that are not active; or other inputs that are observable or can be corroborated by observable market data. Level 2 may include debt investments that are traded less frequently than exchange-traded instruments and which are valued using independent pricing services; foreign equities, which are principally traded on certain foreign markets and are adjusted monthly pursuant to a fair value pricing service in order to reflect an adjustment for the factors occurring after the close of certain foreign markets but before the NYSE Close; senior floating rate interests, which are valued using an aggregate of dealer bids; short-term investments, which are valued at amortized cost; and swaps, which are valued based upon the terms of each swap contract.
•
Level 3 – Significant unobservable inputs that are supported by limited or no market activity. Level 3 may include financial instruments whose values are determined using indicative market quotes or require significant management judgment or estimation. These unobservable valuation inputs may include estimates for current yields, maturity/duration, prepayment speed, and indicative market quotes for comparable investments along with other assumptions relating to credit quality, collateral value, complexity of the investment structure, general market conditions and liquidity. This category may include investments where trading has been halted or there are certain restrictions on trading. While these investments are priced using unobservable inputs, the valuation of these investments reflects the best available data and management believes the prices are a reasonable representation of exit price.
Valuation levels are not necessarily indicative of the risk associated with investing in such investments. Individual investments within any of the above mentioned asset classes may be assigned a different hierarchical level than those presented above, as individual circumstances dictate.
For additional information, refer to the Fair Value Summary and the Level 3 roll-forward reconciliation, if applicable, which follows the Fund's Schedule of Investments (Consolidated).
The following table presents additional quantitative information about valuation methodologies and inputs used for investments that are measured at fair value and categorized within Level 3 as of September 30, 2025:
Asset Class	Valuation Technique	Unobservable Input(1)	Range of Input	Fair Value at September 30, 2025	Weighted Average of Input(2)	Impact to Valuation from an Increase in Input(3)
Co-Investment	Market Comparable Companies	Enterprise value to EBITDA Multiple	5.5x - 16.7x	$11,330,735	12.32x	Increase
Co-Investment	Market Comparable Companies	Enterprise value to Sales Multiple	2.8x	1,019,772	2.8x	Increase
Co-Investment	Adjusted Recent Transaction	Recent Transaction Price and Indirect FX Rate	N/A	2,075,154	N/A	N/A
Co-Investment	Recent Transaction	Recent Transaction Price	N/A	1,415,455	N/A	N/A
Primary Fund	Market Comparable Companies	Enterprise value to EBITDA Multiple	11.3	385,175	11.3x	Increase
Secondary Fund	Market Comparable Companies	Enterprise value to EBITDA Multiple	9.5x - 17.6x	4,758,148	12.80x	Increase
(1) The Investment Manager considers relevant indications of value that are reasonably and timely available to it in determining the fair value to be assigned to a particular security, such as the type, cost and recent purchases or sales of the security; contractual or legal restrictions on resale of the security; relevant financial or business developments of the issuer; actively traded related securities; conversion or exchange rights on the security; related corporate actions; significant events occurring after the close of trading in the security; and changes in overall market conditions. Fair value pricing involves subjective judgments and it is possible that the fair value determined for a security may be materially different than the value that could be realized upon the sale of that security.
(2) Weighted average by the relative Fair Value of the investments in that asset class.
(3) This column represents the directional change in the fair value of the Level 3 investments that would result from an increase to the corresponding unobservable input.
c)
Investment Transactions and Investment Income – Investment transactions are recorded as of the trade date for financial reporting purposes.

14

Hartford Schroders Private Opportunities Fund
 Notes to Financial Statements (Consolidated) – (continued)
 September 30, 2025 (Unaudited)

The Fund’s primary sources of income are investment income and gains recognized upon distributions from portfolio investments and unrealized appreciation/depreciation in the fair value of its portfolio investments. The Fund generally recognizes investment income and realized gains/losses based on the characterization of distributions provided by the administrator/investment manager of the portfolio investment on the date notice is received. Distributions often occur at irregular intervals, and the exact timing of distributions from the portfolio investments may not be known until notice is received. It is estimated that distributions will occur over the life of the portfolio investments.
Realized gains and losses from the sale of portfolio investments represent the difference between the original cost of the portfolio investments, as adjusted for return of capital distributions (net cost), and the net proceeds received at the time of the sale, disposition or distribution date. The Fund records realized gains and losses on portfolio investments when securities are sold, distributed to the partners or written-off as worthless. The Fund recognizes the difference between the net cost and the estimated fair value of portfolio investments owned as the net change in unrealized appreciation/depreciation on investments in the Consolidated Statement of Operations.
Return of capital distributions received from portfolio investments are accounted for as a reduction to cost.
Interest income, including amortization of premium or discount using the effective interest method and interest on paid-in-kind instruments, is recorded on an accrual basis. Dividend income is recorded on the ex-dividend date or the date the Fund becomes aware of the dividend.
Dividend income from domestic securities is accrued on the ex-dividend date. In general, dividend income from foreign securities is recorded on the ex-date; however, dividend notifications in certain foreign jurisdictions may not be available in a timely manner and as a result, the Fund will record the dividend as soon as the relevant details (i.e., rate per share, payment date, shareholders of record, etc.) are publicly available. Interest income, including amortization of premium, accretion of discounts and additional principal received in-kind in lieu of cash, is accrued on a daily basis.
Idle cash and currency balances are held in a demand deposit account at State Street Bank and Trust Company ("State Street") that earn interest, which are classified as interest income on the Consolidated Statement of Operations.
Cash held in escrow represents restricted monies received in advance of the effective date of a Shareholder’s subscription. The monies are on deposit with the Fund’s transfer agent and are released from escrow upon the determination of NAV as of the effective date of the subscription. The liability for subscriptions received in advance is included in the Consolidated Statement of Assets and Liabilities.
d)
Taxes – The Fund may be subject to taxes imposed on realized gains on securities of certain foreign countries in which the Fund invests. The Fund may also be subject to taxes withheld on foreign dividends and interest from securities in which the Fund invests. The amount of any foreign taxes withheld and foreign tax expense is included on the accompanying Consolidated Statement of Operations as a reduction to net investment income or net realized or unrealized gain (loss) on investments in these securities, if applicable.
e)
Foreign Currency Transactions – Assets and liabilities denominated in currencies other than U.S. dollars are translated into U.S. dollars at the exchange rates in effect on the Valuation Date. Purchases and sales of investments, income and expenses are translated into U.S. dollars at the exchange rates on the dates of such transactions.
The Fund does not isolate that portion of portfolio investment valuation resulting from fluctuations in the foreign currency exchange rates from the fluctuations arising from changes in the market prices of investments held. Exchange rate fluctuations are included with the net realized and unrealized gain or loss on investments in the accompanying financial statements.
Net realized foreign exchange gains or losses arise from sales of foreign currencies and the difference between asset and liability amounts initially stated in foreign currencies and the U.S. dollar value of the amounts actually received or paid. Net unrealized foreign exchange gains or losses arise from changes in the value of other assets and liabilities at the end of the reporting period, resulting from changes in the exchange rates.
f)
Fund Share Valuation and Dividend Distributions to Shareholders – The Fund intends to distribute substantially all of its net investment income and capital gains to shareholders at least once a year. Dividends, if any, from net investment income of the Fund and capital gains of the Fund are normally declared and paid annually. Payments will vary in amount, depending on investment income received and expenses of operation. It is likely that many of the Investment Funds in whose securities the Fund invests will not pay any dividends, and this, together with the Fund’s relatively high expenses, means that there can be no assurance the Fund will have substantial income or pay dividends. The Fund is not a suitable investment for any investor who requires regular dividend income.
g)
Basis for Consolidation – The Fund may invest all of its assets in a wholly-owned subsidiary. All intercompany balances, revenues, and expenses have been eliminated in consolidation. The Subsidiary acts as an investment vehicle in order to enter into certain investments for the Fund consistent with the investment objectives and policies specified in the Prospectus and Statement of Additional Information.

15

Hartford Schroders Private Opportunities Fund
 Notes to Financial Statements (Consolidated) – (continued)
 September 30, 2025 (Unaudited)

h)
Segment Reporting – The Fund adopted Financial Accounting Standards Board Accounting Standards Update 2023-07, Segment Reporting (Topic 280) - Improvements to Reportable Segment Disclosures (“ASU 2023-07”). The Fund operates in one segment. The segment derives its revenues from Fund investments made in accordance with the defined investment strategy of the Fund, as prescribed in the Fund's prospectus. The Chief Operating Decision Maker (“CODM”) is the Senior Leadership Committee of the Investment Manager. The CODM monitors the operating results of the Fund. The financial information the CODM leverages to assess the segment’s performance and to make decisions for the Fund's single segment is consistent with that presented within the Fund’s consolidated financial statements and financial highlights.
3.
Securities and Other Investments:
a)
Restricted Securities – The Fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities, if applicable, is included at the end of the Fund's Consolidated Schedule of Investments.
b)
Direct Investments – The Fund's Direct Investments will typically be in the form of co-investments, which involve the Fund acquiring an interest in a single operating company alongside an investment by a private equity firm or other entity and are generally structured such that the co-investors are passive.
Direct Investments are more concentrated than Primary Investments and Secondary Investments of an investor’s interest in an Investment Fund, which usually hold multiple operating companies.
c)
Secondary Investments – Secondary Investments ("secondaries") refer to investments in which one investor acquires another investor's existing interest in a private equity investment through a negotiated transaction in which the private equity manager managing the investment remains the same. In making Secondary Investments, the buyer acquires exposure to one or more existing assets of a private equity fund by either acquiring an interest in a fund created to hold the acquired assets or by acquiring the interests of an existing limited partner of the private equity fund and agreeing to take on future funding obligations in exchange for future returns and distributions. A Secondary Investment that involves acquiring an investor's interests in a private equity fund may be acquired at a discount to an Investment Fund's net asset value. As a result, Secondary Investments acquired at a discount may result in unrealized gains to the Fund at the time the Fund next calculates its monthly net asset value. Because Secondary Investments are generally made after an Investment Fund has deployed capital into portfolio companies, these investments are viewed as more mature and may not exhibit the initial decline in net asset value associated with Primary Investments and may reduce the impact of the J-curve associated with private equity primary fund investing. However, there can be no assurance that any or all Secondary Investments made by the Fund will exhibit this pattern of investment returns, and realization of later gains is dependent upon the performance of each Investment Fund’s portfolio companies.
The market for certain Secondary Investments may be very limited, and the strategies and Investment Funds to which the Fund wishes to allocate capital may not be available for Secondary Investment at any given time. Secondary Investments may be heavily negotiated and may incur additional transaction costs for the Fund. There is a risk that investors exiting an Investment Fund through a secondary transaction may possess superior knowledge regarding the value of their holdings and the portfolio companies of the Investment Fund and the Fund may pay more for a Secondary Investment than it would have if it were also privy to such information.
d)
Primary Investments – Primary Investments ("primaries") refer to interests in newly established Investment Funds. Primary Investments are made during the Investment Fund's fundraising period in the form of capital commitments, which are then periodically called by the fund to finance underlying investments in operating companies during a predefined period. A fund's capital account will typically exhibit a "J-curve," undergoing a modest decline in the early portion of its life cycle as expenses outweigh investment gains, with the trend typically reversing in the later portion of its life cycle as underlying investments mature and are eventually realized. There can be no assurance that any or all Primary Investments made by the Fund will exhibit this pattern of investment returns and the realization of investment gains is dependent upon the performance and disposition of each underlying investment. Primary Investments typically range in duration from ten to twelve years, while underlying investments generally range in duration from three to seven years.
4.
Principal Risks:
The Fund’s investment portfolio will consist of Investment Interests that hold securities issued primarily by privately held companies, and operating results for the portfolio companies in a specified period will be difficult to predict. Such investments involve a high degree of business and financial risk, including those relating to the current global pandemic, which can result in substantial losses.
Investment Interests held by the Fund generally involve capital commitments, with the unfunded component called over time. As a result, the Fund may maintain a sizeable cash and cash equivalent position in anticipation of satisfying capital calls from Investment Interests. The overall impact on performance due to holding a portion of the Fund’s assets in cash and cash equivalents could be negative.

16

Hartford Schroders Private Opportunities Fund
 Notes to Financial Statements (Consolidated) – (continued)
 September 30, 2025 (Unaudited)

Secondary Investments may be acquired based on incomplete or imperfect information, which may expose the Fund to contingent liabilities, counterparty risks, reputational risks and execution risks. Additionally, the absence of a recognized market price means that the Fund cannot be assured that it is paying an appropriate purchase price in connection with Secondary Investments.
While the Sub-Advisers will conduct independent due diligence before executing a Direct Investment, the Fund’s ability to realize a profit on Direct Investments will be particularly reliant on the expertise of the lead investor. To the extent that the lead investor assumes control of the operating company, the Fund will be reliant not only upon the lead investor’s ability to research, analyze, negotiate and monitor such investments, but also on the lead investor’s ability to successfully oversee the operations of the operating company. The Fund’s ability to dispose of such investments is typically very limited, both by the fact that the securities are unregistered and illiquid and by contractual restrictions that may preclude the Fund from selling such investment.
The Fund may invest without limit in illiquid securities. The Fund may also invest in restricted securities. Investments in restricted securities could have the effect of increasing the amount of the Fund’s assets invested in illiquid securities, including but not limited to if qualified institutional buyers are unwilling to purchase these securities.
Illiquid and restricted securities may be difficult to dispose of at a fair price at the times when the Fund believes it is desirable to do so. The market price of illiquid and restricted securities generally is more volatile than that of more liquid securities, which may adversely affect the price that the Fund pays for or recovers upon the sale of such securities. Illiquid and restricted securities are also more difficult to value, especially in challenging markets. Liquidity risk may impact the Fund’s ability to meet shareholder repurchase requests and as a result, the Fund may be forced to sell securities at inopportune times and/or at disadvantageous prices.
The risk that the market for a particular investment or type of investment is or becomes relatively illiquid, making it difficult for the Fund to sell that investment at an advantageous time or price. Illiquidity may be due to events relating to the issuer of the securities, market events, rising interest rates, economic conditions or investor perceptions. Illiquid securities may be difficult to value and their value may be lower than the market price of comparable liquid securities, which would negatively affect the Fund's performance.
Investments in foreign securities may be riskier, more volatile, and less liquid than investments in U.S. securities. Differences between the U.S. and foreign regulatory regimes and securities markets, including the less stringent investor protection, less stringent accounting, corporate governance, financial reporting and disclosure standards of some foreign markets, as well as political and economic developments in foreign countries and regions and the U.S. (including the imposition of sanctions, tariffs, or other governmental restrictions), may affect the value of the Fund’s investments in foreign securities. Changes in currency exchange rates may also adversely affect the Fund’s foreign investments.
In the normal course of its business the Fund holds cash, including foreign currencies, in short-term interest-bearing deposit accounts to provide liquidity pending investment in Investment Funds. At times, the amounts held in these accounts may exceed applicable federally insured limits. The Fund has not experienced any losses in these accounts and does not believe that it is exposed to significant credit risk in these accounts.
Market disruptions from pandemics, disasters, war, terrorism, political or regulatory changes, or other events can negatively impact local and global markets. Any such disruptions could impact the Fund’s ability to complete repurchases and adversely affect the value of the Fund’s assets and Fund performance.
5.
Federal Income Taxes:
a)
The Fund intends to continue to qualify as a Regulated Investment Company ("RIC") under Subchapter M of the Internal Revenue Code ("IRC") by distributing substantially all of its taxable net investment income and net realized capital gains to its shareholders each year. The Fund has distributed substantially all of its income and capital gains in prior years, if applicable, and intends to distribute substantially all of its income and capital gains during the calendar year ending December 31, 2025. Accordingly, no provision for federal income or excise taxes has been made in the accompanying financial statements. Distributions from short-term capital gains are treated as ordinary income distributions for federal income tax purposes.
b)
Tax Basis of Investments – The aggregate cost of investments for federal income tax purposes at September 30, 2025 is different from book purposes primarily due to partnership adjustments and Qualified Electing Fund ("QEF") elections on PFICs. The net unrealized appreciation/(depreciation) on investments for tax purposes, which consists of gross unrealized appreciation and depreciation, was also

17

Hartford Schroders Private Opportunities Fund
 Notes to Financial Statements (Consolidated) – (continued)
 September 30, 2025 (Unaudited)

different from book purposes primarily due to partnership adjustments and QEF elections on PFICs. Both the cost and unrealized appreciation and depreciation for federal income tax purposes are disclosed below:
Tax Cost	Gross Unrealized Appreciation	Gross Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)
$31,617,285	$8,082,162	$(61,957)	$8,020,205
6.
Expenses:
a)
Investment Management Agreement – HFMC serves as the Fund’s investment manager. The Fund has entered into an Investment Management Agreement with HFMC. HFMC is an indirect subsidiary of The Hartford Insurance Group, Inc. (formerly, The Hartford Financial Services Group, Inc.) ("The Hartford"). HFMC has overall investment supervisory responsibility for the Fund. In addition, HFMC provides administrative personnel, services, equipment, facilities and office space for proper operation of the Fund. HFMC has contracted with Schroder Investment Management North America Inc. ("SIMNA") under a sub-advisory agreement and SIMNA has contracted with Schroders Capital Management (US), Inc. (“Schroders Capital” and, collectively with SIMNA, the "Sub-Advisers") under a sub-sub-advisory agreement. The Fund pays a fee to HFMC. HFMC pays a sub-advisory fee to SIMNA out of its management fee. SIMNA pays the sub-sub-advisory fees to Schroders Capital.
The Fund pays a monthly management fee in arrears to HFMC at the annual rate of 1.50% of the average month end value of the Fund's net assets. HFMC, not the Fund, pays the sub-advisory fees to SIMNA at the annual rate of 1.00% of the average month end value of the Fund’s net assets, a portion of which will be waived through July 31, 2026. SIMNA, not the Fund or HFMC, pays the sub-sub-advisory fees to Schroders Capital. The sub-sub-advisory fee paid by SIMNA to Schroders Capital is determined at the end of each month based on the internal Schroders Group Transfer Pricing Policy then in effect. As of August 1, 2025, HFMC has contractually agreed to waive the Fund’s management fee in the amount of 1.00%. This waiver will remain in effect through July 31, 2026. For the period April 1, 2025 through July 31, 2025, HFMC contractually agreed to waive the Fund's management fee in the amount of 1.25%.
b)
Accounting Services Agreement – HFMC provides the Fund with accounting services pursuant to a fund accounting agreement by and between the Fund and HFMC. HFMC has delegated certain accounting and administrative service functions to State Street. In consideration of services rendered and expenses assumed pursuant to the fund accounting agreement, the Fund pays HFMC a fee. The fund accounting fee for the Fund shall equal the sum of (i) the sub-accounting fee payable by HFMC with respect to the Fund; (ii) the fee payable for tax preparation services for the Fund; and (iii) the amount of expenses that HFMC allocates for providing the fund accounting services to the Fund; plus a target profit margin.
c)
Operating Expenses – Allocable expenses incurred by the Fund are allocated to each class within the Fund, in proportion of the average monthly net assets of the Fund and classes, except where allocation of certain expenses is more fairly made directly to the Fund or to specific classes within the Fund. Closing costs associated with the purchase of Direct Investments, Secondary Investments and Primary Investments are included in the cost of the investment. Professional fees relating to investments, including expenses of consultants, investment bankers, attorneys, accountants, and other experts is included in Legal Fees on the Consolidated Statement of Operations. As of September 30, 2025, HFMC has contractually agreed to reimburse expenses to limit total net operating expenses (excluding management fees, Rule 12b-1 distribution and service fees, sub-transfer agency fees payable by Hartford Administrative Services Company (“HASCO”) to the extent that such sub-transfer agency fees are a component of the transfer agency fee payable by the Fund to HASCO, acquired fund fees and expenses, interest expenses, and certain extraordinary expenses) to no more than 0.75% of the Fund’s average monthly net assets. This contractual arrangement will remain in effect at least until July 31, 2026 unless the Fund’s Board of Trustees approves its earlier termination.
d)
Sales Charges and Distribution and Service Plan for Class A Shares – Hartford Funds Distributors, LLC ("HFD"), an indirect subsidiary of The Hartford, is the principal underwriter and distributor of the Fund. The Distributor will also act as agent for the Fund in connection with repurchases of Shares.
For the six-month period ended September 30, 2025, HFD did not receive sales charges for the Fund.
The Board has approved the adoption by the Fund of a distribution plan (the "Plan") pursuant to Rule 12b-1 under the 1940 Act for Class A Shares. Under the Plan, Class A Shares of the Fund bear distribution and/or service fees paid to HFD, some of which may be paid to select broker-dealers. Total compensation under the Plan may not exceed the maximum cap imposed by FINRA with respect to asset-based sales charges. Distribution fees paid to HFD may be spent on any activities or expenses primarily intended to result in the sale of the Fund’s Shares. Under the Plan, the Fund pays HFD the entire fee, regardless of HFD's expenditures. Even if HFD's actual expenditures exceed the fee payable to HFD at any given time, the Fund will not be obligated to pay more than that fee. If HFD's actual expenditures are less than the fee payable to HFD at any given time, HFD may realize a profit from the arrangement. Pursuant to the Class A Plan, the Fund may pay

18

Hartford Schroders Private Opportunities Fund
 Notes to Financial Statements (Consolidated) – (continued)
 September 30, 2025 (Unaudited)

HFD a fee of up to 0.70% of the average monthly net assets attributable to Class A Shares for distribution financing activities, and up to 0.25% may be used for shareholder account servicing activities. Any 12b-1 fees attributable to assets held in an account held directly with HFD are reimbursed to the Fund. Such amounts are reflected as "Distribution fee reimbursements" on the Consolidated Statement of Operations.
No market currently exists for the Fund's Shares. The Fund's Shares are not listed and the Fund does not currently intend to list its Shares for trading on any securities exchange, and the Fund does not anticipate that any secondary market will develop for its Shares. Neither HFMC nor HFD intends to make a market in the Fund's Shares.
e)
HASCO, an indirect subsidiary of The Hartford, provides transfer agent services to the Fund. The Fund pays HASCO a transfer agency fee payable monthly based on the costs of providing or overseeing transfer agency services provided to each share class of the Fund plus a target profit margin. Such fee is intended to compensate HASCO for: (i) fees payable by HASCO to UMB Fund Services, Inc. ("UMBFS") (and any other designated sub-agent) according to the agreed-upon fee schedule under the sub-transfer agency agreement between HASCO and UMBFS (or between HASCO and any other designated sub-agent, as applicable); (ii) sub-transfer agency fees payable by HASCO to financial intermediaries, according to the agreed-upon terms between HASCO and the financial intermediaries, provided that such payments are within certain limits approved by the Board of Trustees; (iii) certain expenses that HASCO’s parent company, Hartford Funds Management Group, Inc., allocates to HASCO that relate to HASCO’s transfer agency services provided to the Fund; and (iv) a target profit margin.
Pursuant to a sub-transfer agency agreement between HASCO and UMBFS, HASCO has delegated certain transfer agent, dividend disbursing agent and shareholder servicing agent functions to UMBFS. The Fund does not pay any fee directly to UMBFS; rather, HASCO makes all such payments to UMBFS. The accrued amount shown in the Consolidated Statement of Operations reflects the amounts charged by HASCO. These fees are accrued and paid monthly.
For the six-month period ended September 30, 2025, the effective rate of compensation paid to HASCO for transfer agency services as a percentage of each Class' average monthly net assets is as follows:
Class A	Class I	Class SDR
0.23%	0.27%	0.23%
7.
Affiliate Holdings:
As of September 30, 2025, affiliates of The Hartford had ownership of shares in the Fund as follows:
Percentage of a Class:
	Class A	Class I	Class SDR
	100%	37%	42%

8.
Beneficial Fund Ownership:
As of September 30, 2025, to the knowledge of the Fund, Hartford Funds Management Company, LLC and Schroder US Holdings, Inc. beneficially held more than 25% of the shares outstanding of the Fund.
Shareholder	Percentage of Ownership
Schroder US Holdings, Inc.	44%
Hartford Funds Management Company, LLC	44%
9.
Investment Transactions:
For the six-month period ended September 30, 2025, the cost of purchases and proceeds from sales of investment securities (excluding short-term investments) were as follows:
Cost of Purchases Excluding U.S. Government Obligations	Sales Proceeds Excluding U.S. Government Obligations	Total Cost of Purchases	Total Sales Proceeds
$8,104,908	$—	$8,104,908	$—

19

Hartford Schroders Private Opportunities Fund
 Notes to Financial Statements (Consolidated) – (continued)
 September 30, 2025 (Unaudited)

10.
Commitments and Contingencies:
The Fund had the following unfunded commitments as of September 30, 2025:
Investment Category	Unfunded Commitments
Co-Investments	$4,168,880
Primary Fund	264,000
Secondary Funds	2,040,089
Totals:	$6,472,969
11.
Capital Share Transactions:
The Fund offers 3 classes of shares, Class A, Class I, and Class SDR shares on a continuous basis at the NAV per shares. The minimum initial investment for Class A and Class I Shares of the Fund is $25,000, and the minimum subsequent investment for Class A and Class I Shares of the Fund is $10,000. The minimum initial investment for Class SDR Shares of the Fund is $500,000, while subsequent investments may be made in any amount. These minimums may be waived for certain investors. Class A Shares are subject to a sales charge of up to 3.50%. Class I Shares and Class SDR Shares of the Fund are not subject to sales charges. Under the Plan, the Fund may charge a distribution and service (12b-1) fee up to a rate of 0.70% of the NAV as of the end of each month of the Fund attributable to Class A shares.
The Shares have no history of public trading, nor is it intended that the Shares will be listed on a public exchange. No secondary market is expected to develop for the Fund's Shares. To provide a limited degree of liquidity to shareholders, the Fund may from time to time offer to repurchase Shares pursuant to written tenders by shareholders. No shareholder has the right to require the Fund to redeem his, her or its Shares.
HFMC intends to recommend to the Board (subject to its discretion) that the Fund offer to repurchase Shares from shareholders on a quarterly basis. Such repurchases are expected to be offered at the Fund’s net asset value per share as of March 31, June 30, September 30 and December 31 (each, a "Valuation Date"), as applicable. Each repurchase offer will generally commence no more than 75 days prior to the applicable Valuation Date and will remain open for a minimum of 20 business days following the commencement of the offer. It is also expected that HFMC will recommend to the Board, subject to the Board’s discretion, that any such tender offer would be for an amount that is not more than 5% of the Fund's net asset value as of the prior Valuation Date. There can be no assurance that the Board will accept HFMC's recommendation.
Any repurchase of Shares from a shareholder that were held for less than one year (on a first-in, first-out basis) will be subject to an "Early Repurchase Fee" equal to 2% of the net asset value of any Shares repurchased by the Fund that were held for less than one year. If an Early Repurchase Fee is charged to a shareholder, the amount of such fee will be retained by the Fund.
The following information is for the six-month period ended September 30, 2025 and the year ended March 31, 2025:
	For the Six-Month Period Ended September 30, 2025		For the Year Ended March 31, 2025
	Shares	Amount	Shares	Amount
Class A
Shares Issued for Reinvested Dividends	—	$—	1,543	$17,502
Net Increase (Decrease)	—	—	1,543	17,502
Class I
Shares Sold	136,904	$1,703,000	38,090	$434,358
Shares Issued for Reinvested Dividends	—	—	1,694	19,159
Net Increase (Decrease)	136,904	1,703,000	39,784	453,517
Class SDR
Shares Sold	300,544	$3,745,000	514,404	$5,645,000
Shares Issued for Reinvested Dividends	—	—	34,077	385,506
Shares Tendered	—	—	(20)	(225)
Net Increase (Decrease)	300,544	3,745,000	548,461	6,030,281
Total Net Increase (Decrease)	437,448	$5,448,000	589,788	$6,501,300
12.
Line of Credit:
The Fund entered into a revolving credit facility agreement with Schroders Financial Services Limited dated September 12, 2024. The Fund may borrow under the line of credit for temporary or emergency purposes. The Fund may borrow up to the lower of $20 million or 25% of the Fund’s net asset value as advised by HFMC. The interest rate on borrowings is the aggregate of the margin and Fed Funds Rate. During the six-month period ended September 30, 2025, the Fund had outstanding borrowings for 11 days and incurred $3,208 of interest expense related to its

20

Hartford Schroders Private Opportunities Fund
 Notes to Financial Statements (Consolidated) – (continued)
 September 30, 2025 (Unaudited)

outstanding borrowings under the arrangement. For the 11 days during which the Fund had outstanding borrowings under the arrangement, average borrowings were $1,400,000 and the average interest rate was 7.50%. As of September 30, 2025, there were no outstanding borrowings under the arrangement.
13.
Indemnifications:
Under the Fund’s organizational documents, the Fund shall indemnify its officers and trustees to the full extent required or permitted under applicable laws of the State of Delaware and federal securities laws. In addition, the Fund, may enter into contracts that contain a variety of indemnifications. The Fund’s maximum exposure under these arrangements is unknown. However, as of the date of these financial statements, the Fund has not had prior claims or losses pursuant to these contracts and expects the risk of loss to be remote.
14.
Recent Accounting Pronouncement:
In December 2023, the FASB issued ASU 2023-09 Income Taxes (Topic 740): Improvements to Income Tax Disclosures. Effective for annual periods beginning after December 15, 2024, the amendments require greater disaggregation of disclosures related to income taxes paid. The ASU allows for early adoption and amendments that should be applied on a prospective basis. Management is currently evaluating the impact of the ASU but does not expect this guidance to materially impact the financial statements.
15.
Subsequent Events:
In connection with the preparation of the financial statements of the Fund as of and for the six-month period ended September 30, 2025, events and transactions subsequent to September 30, 2025, through the date the financial statements were issued have been evaluated by the Fund's management for possible adjustment and/or disclosure.
Subsequent to September 30, 2025, the Fund purchased 2 Investment Funds and provided $3,214,919 as capital contributions to its private equity investments.

21

Hartford Schroders Private Opportunities Fund

HOW TO OBTAIN A COPY OF THE FUND’S PROXY VOTING POLICIES AND VOTING RECORDS (UNAUDITED)
A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities and information about how the Fund voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30 are available (1) without charge, upon request, by calling 888-660-3010 and (2) on the SEC’s website at http://www.sec.gov. Form N-PX also requires the Fund to make available its proxy voting record on the Fund's website at hartfordfunds.com.
The Fund intends to hold a portion of its interests in the Investment Funds in non-voting form when required by law or regulation. Where the Fund anticipates that it would own voting securities of an Investment Fund in an amount that is in excess of amounts permitted by law or regulation, the Fund will typically seek to either purchase non-voting securities of such Investment Fund or to enter into contractual arrangements with such Investment Funds, typically before the initial purchase, which relinquish the right to vote in respect of a portion of those voting securities to the extent required to comply with applicable laws and regulations.
QUARTERLY PORTFOLIO HOLDINGS INFORMATION (UNAUDITED)
The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The  Fund’s portfolio holdings filed as an exhibit to Form N-PORT for the most recent first and third quarter of the Fund’s fiscal year are available (1) without charge, upon request, by calling 888-660-3010, (2) on the Fund's website, hartfordfunds.com, and (3) on the SEC’s website at http://www.sec.gov.

22

Hartford Schroders Private Opportunities Fund
 Approval of Investment Management and Investment Sub-Advisory Agreements (Unaudited)

Hartford Schroders Private Opportunities Fund
Section 15(c) of the Investment Company Act of 1940, as amended (the “1940 Act”), requires that a fund’s board of trustees, including a majority of those trustees who are not “interested persons” of the fund, as defined in the 1940 Act (the “Independent Trustees”), initially approve, and annually review and consider the continuation of, the fund’s investment advisory and sub-advisory agreements. At its meeting held on September 10-11, 2025, the Board of Trustees (the “Board”) of the Hartford Schroders Private Opportunities Fund (the “Fund”), including the Independent Trustees, unanimously voted to approve the continuation of (i) an investment management agreement for the Fund with Hartford Funds Management Company, LLC (“HFMC”) (the “Management Agreement”); (ii) a separate investment sub-advisory agreement (the “Sub-Advisory Agreement”) by and between HFMC and the Fund’s sub-adviser, Schroder Investment Management North America Inc. (“SIMNA Inc.” or the “Sub-adviser”), with respect to the Fund; and (iii) a separate sub-sub-advisory agreement (the “Sub-Sub-Advisory Agreement” and together with the Management Agreement and the Sub-Advisory Agreement, the “Agreements”) by and between SIMNA Inc. and Schroders Capital Management (US) Inc. (“Schroders Capital,” and together with SIMNA Inc., the “Sub-Advisers,” and together with HFMC, the “Advisers”).
In the months preceding the September 10-11, 2025 meeting, the Board requested and reviewed written responses from HFMC, SIMNA Inc. and Schroders Capital to questions posed to each of HFMC, SIMNA Inc. and Schroders Capital on behalf of the Independent Trustees and supporting materials relating to those questions and responses. In addition, the Board considered such additional information as it deemed reasonably necessary to evaluate the Agreements, which included information furnished to the Board and its committees at their meetings throughout the year and in between regularly scheduled meetings on particular matters as the need arose, as well as information specifically prepared in connection with the approval of the continuation of the Agreements that was presented at the Board’s meetings held on June 17-18, 2025 and September 10-11, 2025, as applicable. Information provided to the Board and its committees at their meetings throughout the year included, among other things, reports on Fund performance, legal, compliance and risk management matters, sales and marketing activity, shareholder services, and the other services provided to the Fund by the Advisers and their affiliates. The members of the Board also considered the materials and presentations by Fund officers and representatives of HFMC received at the Board’s meetings on June 17-18, 2025 and September 10-11, 2025 concerning the Agreements, Fund performance and other investment-related matters.
The Independent Trustees, advised by independent legal counsel throughout the evaluation process, engaged service providers to assist them with evaluating the Agreements. Broadridge Financial Solutions, Inc. (“Broadridge”), an independent provider of investment company data, was retained to provide the Board with reports on how the Fund’s contractual management fees, actual management fees, total expense ratios and investment performance compared to those of an appropriate group of investment companies selected by Broadridge. The Independent Trustees also engaged an independent consultant (the “Consultant”) to assist them in evaluating the Fund’s fees and expenses.
In determining whether to approve the continuation of the Agreements, the members of the Board reviewed and evaluated information and factors they believed to be relevant and appropriate through the exercise of their reasonable business judgment. While individual members of the Board may have weighed certain factors differently, the Board’s determination to approve the continuation of the Agreements was based on a comprehensive consideration of all information provided to the Board throughout the year and specifically with respect to the continuation of the Agreements. The Board was also furnished with an analysis of its fiduciary obligations in connection with its evaluation of the Agreements. Throughout the evaluation process, the Board was assisted by counsel for the Fund and the Independent Trustees were also separately assisted by independent legal counsel. In connection with their deliberations, the Independent Trustees met separately with independent legal counsel and the Consultant on June 11, 2025 and in executive session on several occasions to consider their responsibilities under relevant laws and regulations and to discuss the materials presented and other matters deemed relevant to their consideration of the approval of the continuation of the Agreements. As a result of the discussions that occurred during the June 11, 2025 and June 17-18, 2025 meetings, the Independent Trustees presented HFMC and its affiliates with requests for additional information on certain topics. HFMC responded to these requests with additional information in connection with the September 10-11, 2025 meeting. A more detailed summary of the important, but not necessarily all, factors the Board considered with respect to its approval of the continuation of the Agreements is provided below.
Nature, Extent and Quality of Services Provided by the Advisers
The Board requested and considered information concerning the nature, extent and quality of the services provided to the Fund by the Advisers. The Board considered, among other things, the terms of the Agreements and the range of services provided by the Advisers. The Board considered each Adviser’s organizational structure, systems and personnel. The Board also considered each Adviser’s reputation and overall financial strength, and

23

Hartford Schroders Private Opportunities Fund
 Approval of Investment Management and Investment Sub-Advisory Agreements (Unaudited) – (continued)

the Board’s past experience with HFMC and SIMNA Inc. with respect to the services that HFMC and SIMNA Inc. provide to other funds managed by HFMC and its affiliates (collectively with the Fund, the “Hartford funds”). In addition, the Board considered the quality of each Adviser’s communications with the Board and responsiveness to Board inquiries and requests made from time to time with respect to the Fund and other Hartford funds.
The Board also requested and evaluated information concerning each Adviser’s regulatory and compliance environment. In this regard, the Board reviewed information about each Adviser’s compliance policies and procedures and compliance history, and a report from the Fund’s Chief Compliance Officer about each Adviser’s compliance with applicable laws and regulations, including responses to regulatory developments and any compliance or other issues raised by regulators. The Board also noted the Advisers’ support of the Fund’s compliance control structure, as applicable, including the resources devoted by the Advisers in support of the Fund’s obligations pursuant to Rule 38a-1 under the 1940 Act and the Fund’s risk management programs, as well as the efforts of the Advisers to address cybersecurity risks. In addition, the Board considered the Fund’s compliance policies and procedures relating to Section 16 of the Securities Exchange Act of 1934, as amended (the “Exchange Act”), and Rule 13e-4 under the Exchange Act, which are not applicable to open-end funds. The Board also considered HFMC’s investments in business continuity planning designed to benefit the Fund. The Board also noted HFMC’s commitment to maintaining high quality systems and expending substantial resources to prepare for and respond to ongoing changes to the market, regulatory and control environments in which the Fund and its service providers operate.
The Board considered the special attributes of the Fund as a closed-end fund that has elected to operate as a tender offer fund relative to a traditional mutual fund and the benefits that are expected to be realized from an investment in the Fund, rather than a traditional mutual fund. The Board also considered the resources devoted by HFMC and its affiliates and the Sub-advisers in maintaining the processes and infrastructure necessary to support the ongoing operations of the Fund, including the subscription and tender offer processes.
With respect to HFMC, the Board noted that, under the Management Agreement, HFMC is responsible for the management of the Fund, including oversight of fund operations and service providers, and the provision of investment management and administrative services in connection with selecting, monitoring and supervising the Fund’s Sub-advisers. In this regard, the Board evaluated information about the nature and extent of responsibilities retained and risks assumed by HFMC that were not delegated to or assumed by the Sub-advisers. The Board considered HFMC’s ongoing monitoring of people, process and performance, including its quarterly reviews of each of the Hartford funds, semi-annual meetings with the leaders of each Hartford fund’s portfolio management team, and ongoing oversight of the Hartford funds’ portfolio managers. The Board noted that HFMC has demonstrated a record of initiating changes to the portfolio management and/or investment strategies of the Hartford funds when warranted. The Board considered HFMC’s periodic due diligence reviews of the Sub-advisers and ongoing oversight of the Sub-advisers’ investment approach and results, process for monitoring best execution of portfolio trades and other trading operations by each Sub-adviser, and approach to risk management with respect to the Fund. The Board considered that HFMC oversees the Sub-advisers’ management of liquidity in the Fund’s portfolio to satisfy periodic tender offers as well as capital calls from underlying private equity funds.
The Board also considered HFMC’s day-to-day oversight of the Fund’s compliance with its investment objective and policies as well as with applicable laws and regulations, including the Fund’s periodic tender offer process. In this regard, the Board considered HFMC’s oversight of the Fund’s compliance with the exemptive order granted by the Securities and Exchange Commission that permits the Fund to co-invest in certain negotiated investments with other funds or accounts managed by the Sub-advisers or their affiliates. In addition, the Board considered that HFMC or its affiliates is responsible for providing the Fund’s officers.
With respect to SIMNA Inc. and Schroders Capital, which provide certain day-to-day portfolio management services for the Fund, subject to oversight by HFMC, the Board considered, among other things, each Sub-adviser’s investment personnel, investment philosophy and process, investment capabilities and resources, performance record, trade execution capabilities and experience. The Board considered the experience of the Fund’s portfolio managers, the number of accounts managed by the portfolio managers, and each Sub-adviser’s method for compensating the portfolio managers. The Board also considered each Sub-adviser’s succession planning practices to ensure continuity of portfolio management services provided to the Fund and HFMC’s oversight of these practices.
Based on these considerations, the Board concluded that it was satisfied with the nature, extent and quality of the services provided to the Fund by HFMC and the Sub-advisers.

24

Hartford Schroders Private Opportunities Fund
 Approval of Investment Management and Investment Sub-Advisory Agreements (Unaudited) – (continued)

Performance of the Fund and the Advisers
The Board considered the investment performance of the Fund. In this regard, the Board reviewed the performance of the Fund for the 1-year period ended March 31, 2025 and evaluated HFMC’s analysis of the Fund’s performance. The Board considered information and materials provided to the Board by the Advisers concerning Fund performance, as well as information from Broadridge comparing the investment performance of the Fund to an appropriate universe of peer funds. The Board noted that while it found the comparative data provided by Broadridge generally useful in evaluating a Hartford fund’s investment performance, the Board recognized the limitations of such data, including that notable differences may exist between a Hartford fund and its peers. The Board also noted that there existed no peer group with a strong correlation to the Fund’s investment strategy.
The Board considered the detailed investment-related reports and updates provided by HFMC’s Investment Advisory Group and other teams throughout the year, including in connection with the approval of the continuation of the Agreements. These reports and updates included, among other things, information on the Fund’s gross returns and net returns, the Fund’s investment performance compared to a custom benchmark, and various statistics and other information concerning the Fund’s portfolio and its investments. The Board considered the Advisers’ work with the Investment Committee, which assists the Board in evaluating the performance of the Fund at periodic meetings throughout the year and specifically with respect to the approval of the continuation of the Agreements. The Board considered that the Investment Committee, in its evaluation of investment performance at meetings throughout the year, focused particular attention on information indicating less favorable performance of certain Hartford funds for specific time periods and discussed with the Advisers the reasons for such performance as well as any specific actions that the Advisers had taken, or had agreed to take, to seek to enhance Fund investment performance and the results of those actions. The Board also considered the information provided by the Consultant relating to the Fund’s performance.
Based on these considerations, the Board concluded that it had continued confidence in HFMC’s and the Sub-advisers’ overall capabilities to manage the Fund.
Costs of the Services and Profitability of the Advisers
The Board reviewed information regarding HFMC’s cost to provide investment management and related services to the Fund and HFMC’s profitability, both overall and for the Fund, on a pre-tax basis without regard to distribution expenses. The Board also requested and reviewed information about the profitability to HFMC and its affiliates from all services provided to the Fund and all aspects of their relationship with the Fund. The Board also considered information provided by Broadridge analyzing the profitability of investment managers to other fund complexes. The Board also requested and received information relating to the operations and profitability of the Sub-advisers. The Board considered representations from HFMC and SIMNA Inc. that SIMNA Inc.’s fees were negotiated at arm’s length and that the sub-advisory fees are paid by HFMC and not the Fund. The Board also considered that Schroders Capital is an affiliate of SIMNA Inc. and that the sub-sub-advisory fees would be paid by SIMNA Inc., not the Fund. Accordingly, the Board concluded that the profitability of the Sub-advisers is a less relevant factor with respect to the Board’s consideration of the Sub-Advisory Agreement and the Sub-Sub-Advisory Agreement.
The Board considered that the Independent Trustees’ prior independent consultant had previously reviewed the methodologies and estimates used by HFMC in calculating profitability in connection with the continuation of the investment management agreements for the other Hartford funds, including a description of the methodology used to allocate certain expenses. The Board noted that the prior independent consultant previously reported that such process is reasonable, sound and consistent with common industry practice. The Board noted that HFMC’s process for calculating and reporting Fund profitability is consistent with the process previously reviewed by the prior independent consultant.
Based on these considerations, the Board concluded that the profits realized by HFMC and its affiliates from their relationships with the Fund were not excessive.
Comparison of Fees and Services Provided by the Advisers
The Board considered comparative information with respect to the services rendered to and the management fees to be paid by the Fund to HFMC and the total expense ratios of the Fund. The Board also considered comparative information with respect to the sub-advisory fees to be paid by HFMC to SIMNA Inc. with respect to the Fund. In this regard, the Board requested and reviewed information from HFMC and SIMNA Inc. relating to the management and sub-advisory fees, including the sub-advisory fee schedule for the Fund, the amount of the management fee retained by HFMC, and total operating expenses for the Fund. The Board also reviewed information from Broadridge comparing the Fund’s contractual management fee, actual management fee and total expense ratios relative to an appropriate group of funds selected by Broadridge. For details regarding the Fund’s fees and expenses, see the Fund Factors synopsis below.

25

Hartford Schroders Private Opportunities Fund
 Approval of Investment Management and Investment Sub-Advisory Agreements (Unaudited) – (continued)

The Board considered the methodology used by Broadridge to select the funds included in the expense group. While the Board recognized that comparisons between the Fund and its peer funds may be imprecise given, among other differences, the different service levels and characteristics of closed-end funds and the different business models and cost structures of the Advisers, the comparative information provided by Broadridge assisted the Board in evaluating the reasonableness of the Fund’s fees and total operating expenses. In addition, the Board considered the independent analysis and views of the Consultant regarding the Fund’s fees and total operating expenses in the context of the Fund’s investment performance.
Based on these considerations, the Board concluded that the Fund’s fees and total operating expenses, in conjunction with the information about quality of services, profitability, economies of scale, and other matters considered, were reasonable in light of the services provided.
Economies of Scale
The Board considered information regarding economies of scale, including the extent to which economies of scale may be realized as the Fund grows and whether the Fund’s corresponding fee levels reflect these economies of scale for the benefit of shareholders of the Fund. The Board considered HFMC’s representation that the Fund could be expected to achieve some economies of scale as assets in the Fund grow. The Board noted that the Fund’s management fee does not contain breakpoints. The Board considered that expense limitations and fee waivers that reduce the Fund’s expenses at all asset levels can have the same effect as breakpoints in sharing economies of scale with shareholders and provide protection from an increase in expenses if Fund assets decline. In addition, the Board considered that initially setting competitive fee rates, pricing a Fund to scale at inception, and making additional investments intended to enhance services available to shareholders are other means of sharing anticipated or potential economies of scale with shareholders. The Board also considered that HFMC has been active in managing expenses for the Hartford funds in recent years, which has resulted in benefits being realized by shareholders.
The Board also considered how any benefits from economies of scale would be realized by the various parties. Based on these considerations, the Board concluded that it was satisfied with the extent to which economies of scale, if any, would be shared for the benefit of the Fund’s shareholders based on currently available information and the effective management fees and total expense ratios for the Fund at its current and reasonably anticipated asset levels. The Board noted, however, that it would continue to monitor any future growth in the Fund’s assets and the appropriateness of management fee breakpoints or other methods to share benefits from economies of scale as part of its future review of the Agreements.
Other Benefits
The Board considered other benefits to the Advisers and their affiliates from their relationships with the Fund. The Board noted that HFMC receives fees for fund accounting and related services from the Fund, and the Board considered information on the profitability to HFMC from providing such services to the Fund. The Board also considered that Hartford Administrative Services Company (“HASCO”), the Fund’s transfer agent and an affiliate of HFMC, receives transfer agency compensation from the Fund. The Board reviewed information about the profitability to HASCO of the Fund’s transfer agency function. The Board considered information provided by HFMC indicating that the transfer agency fees charged by HASCO to the Fund were fair and reasonable based on available industry data about fees charged by transfer agents to other funds. The Board also noted that HFMC and HASCO had delegated certain fund accounting services and transfer agency services, respectively, to external service providers, subject to oversight.
The Board also considered that Hartford Funds Distributors, LLC (“HFD”), an affiliate of HFMC, serves as principal underwriter of the Fund. The Board noted that, as principal underwriter, HFD receives distribution and service fees from the Fund and receives all or a portion of the sales charges on sales or repurchases of certain classes of shares. The Board considered that HFD has entered into an agreement with SIMNA Inc. and SEI Trust Company to provide certain marketing support services in connection with certain collective investment trust vehicles managed by the Sub-advisers. The Board also considered that Schroder Fund Advisors LLC (“SFA”), a wholly-owned subsidiary of SIMNA Inc., has entered into an additional compensation arrangement with HFMC and HFD. The Board considered that under this arrangement, SFA is involved in the distribution of the Class SDR shares of the Fund, and HFMC compensates SFA for such services.
The Board further considered that the Sub-adviser has agreed to reimburse HFMC a certain portion (or in the case of the Fund’s Class SDR, 100%) of HFMC’s expense reimbursement obligation to the Fund. The Board noted that this arrangement could result in a benefit for HFMC because HFMC will not be solely responsible for the costs of expense reimbursements payable to the Fund. The Board also considered that SIMNA Inc. has entered into a solicitation agreement with HFMC pursuant to which HFMC provides certain marketing support services with respect to investment strategy models offered by SIMNA Inc. through its managed account platforms.

26

Hartford Schroders Private Opportunities Fund
 Approval of Investment Management and Investment Sub-Advisory Agreements (Unaudited) – (continued)

Fund Factors
For purposes of evaluating the Fund’s performance, the Board considered the Fund’s performance (net of all fees and expenses) relative to the Fund’s peer universe, which includes all funds within the same classification or category, as determined by Broadridge, and the Fund’s performance (net of all fees and expenses) relative to its custom benchmark as of March 31, 2025. The Board noted that the Fund’s performance was in the 2nd quintile versus its peer universe for the 1-year period. The Board also noted that the Fund’s performance was above its benchmark for the 1-year period.
With respect to fees and expenses, the Board considered the Fund’s contractual management fee, actual management fee, and total operating expenses of its Class A shares, as compared to the Fund’s expense peer group, which includes a group of similarly sized funds selected by Broadridge. The Board noted that the Fund’s contractual management fee and total expenses were in the 2nd quintile versus its expense group, while its actual management fee was in the 1st quintile. The Board also noted that HFMC had contractually agreed to waive a portion of its management fee through July 31, 2025 and limit the total operating expenses (exclusive of certain specified expenses) for the Fund.
 * * * *
Based upon the review of the factors summarized above, among others, the Board concluded that it is in the best interests of the Fund and its shareholders for the Board to approve the continuation of the Agreements for an additional year. In reaching this decision, the Board did not assign relative weights to the factors discussed above or deem any one or group of them to be controlling in and of themselves.

27

Hartford Schroders Private Opportunities Fund
Index Definition (Unaudited)

MSCI ACWI Index (Net) (reflects reinvested dividends net of
withholding taxes but reflects no deduction for fees, expenses or other taxes) is designed to capture large and mid cap securities across developed markets and emerging markets countries.

Additional Information Regarding MSCI Indices.
Neither MSCI nor any other party involved in or related to compiling, computing or creating the MSCI data makes any express or implied warranties or representations with respect to such data (or the results to be obtained by the use thereof), and all such parties hereby expressly disclaim all warranties of originality, accuracy,
completeness, merchantability or fitness for a particular purpose with respect to any of such data. Without limiting any of the foregoing, in no event shall MSCI, any of its affiliates or any third party involved in or related to compiling, computing or creating the data have any liability for any direct, indirect, special, punitive, consequential or any other damages (including lost profits) even if notified of the possibility of such damages. No further distribution or dissemination of the MSCI data is permitted without MSCI’s express written consent.

28

THIS PRIVACY POLICY IS NOT PART OF THIS REPORT
Customer Privacy Notice
The Hartford Insurance Group, Inc. and Affiliates
(herein called “we, our, and us”)
This Privacy Policy applies to our United States Operations
We value your trust. We are committed to the responsible:
a)
management;
b)
use; and
c)
protection;
of Personal Information.
This notice describes how we collect, disclose, and protect Personal Information.
We collect Personal Information to:
a)
service your Transactions with us; and
b)
support our business functions.
We may obtain Personal Information from:
a)
You;
b)
your Transactions with us; and
c)
third parties such as a consumer-reporting agency.
Based on the type of product or service You apply for or get from us, Personal Information such as:
a)
your name;
b)
your address;
c)
your income;
d)
your payment; or
e)
your credit history;
may be gathered from sources such as applications, Transactions, and consumer reports.
To serve You and service our business, we may share certain Personal Information.
We will share Personal Information, only as allowed by law, with affiliates such as:
a)
our insurance companies;
b)
our employee agents;
c)
our brokerage firms; and
d)
our administrators.
As allowed by law, we may share Personal Financial Information with our affiliates to:
a)
market our products; or
b)
market our services;
to You without providing You with an option to prevent these disclosures.
We may also share Personal Information, only as allowed by law, with unaffiliated third parties including:
a)
independent agents;
b)
brokerage firms;
c)
insurance companies;
d)
administrators; and
e)
service providers;
who help us serve You and service our business.
When allowed by law, we may share certain Personal Financial Information with other unaffiliated third parties who assist us by performing services or functions such as:
a)
taking surveys;
b)
marketing our products or services; or
c)
offering financial products or services under a joint agreement between us and one or more financial institutions.
We, and third parties we partner with, may track some of the pages You visit through the use of:
a)
cookies;
b)
pixel tagging; or
c)
other technologies.
For more information, our Online Privacy Policy, which governs information we collect on our website and our affiliate websites, is available at https://www.thehartford.com/online-privacy-policy.
We will not sell or share your Personal Financial Information with anyone for purposes unrelated to our business functions without offering You the opportunity to:
a)
“opt-out;” or
b)
“opt-in;”
as required by law.
We only disclose Personal Health Information with:
a)
your authorization; or
b)
as otherwise allowed or required by law.
Our employees have access to Personal Information in the course of doing their jobs, such as:
a)
underwriting policies;
b)
paying claims;
c)
developing new products; or
d)
advising customers of our products and services.
We use manual and electronic security procedures to maintain:
a)
the confidentiality; and
b)
the integrity of;
Personal Information that we have. We use these procedures to guard against unauthorized access.

Some techniques we use to protect Personal Information include:
a)
secured files;
b)
user authentication;
c)
encryption;
d)
firewall technology; and
e)
the use of detection software.
We are responsible for and must:
a)
identify information to be protected;
b)
provide an adequate level of protection for that data; and
c)
grant access to protected data only to those people who must use it in the performance of their job-related duties.
Employees who violate our privacy policies and procedures may be subject to discipline, which may include termination of their employment with us.
We will continue to follow our Privacy Policy regarding Personal Information even when a business relationship no longer exists between us.
As used in this Privacy Notice:
Application means your request for our product or service.
Personal Financial Information means financial information such as:
a)
credit history;
b)
income;
c)
financial benefits; or
d)
policy or claim information.
Personal Financial Information may include Social Security Numbers, Driver’s license numbers, or other government-issued identification numbers, or credit, debit card, or bank account numbers.
Personal Health Information means health information such as:
a)
your medical records; or
b)
information about your illness, disability or injury.
Personal Information means information that identifies You personally and is not otherwise available to the public. It includes:
a)
Personal Financial Information; and
b)
Personal Health Information.
Transaction means your business dealings with us, such as:
a)
your Application;
b)
your request for us to pay a claim; and
c)
your request for us to take an action on your account.
You means an individual who has given us Personal Information in conjunction with:
a)
asking about;
b)
applying for; or
c)
obtaining;
a financial product or service from us if the product or service is used mainly for personal, family, or household purposes.
If you have any questions or comments about this privacy notice, please feel free to contact us at The Hartford – Consumer Rights and Privacy Compliance Unit, One Hartford Plaza, Mail Drop: HO1-09, Hartford, CT 06155, or at ConsumerPrivacyInquiriesMailbox@thehartford.com.
This Customer Privacy Notice is being provided on behalf of The Hartford Insurance Group, Inc. and its affiliates (including the following as of February 2025), to the extent required by the Gramm-Leach-Bliley Act and implementing regulations:
1stAGChoice, Inc.; Access CoverageCorp, Inc.; Access CoverageCorp Technologies, Inc.; Business Management Group, Inc.; Cervus Claim Solutions, LLC; First State Insurance Company; FTC Resolution Company LLC; Hart Re Group L.L.C.; Hartford Accident and Indemnity Company; Hartford Administrative Services Company; Hartford Asia Limited; Hartford Casualty General Agency, Inc.; Hartford Casualty Insurance Company; Hartford Corporate Underwriters Limited; Hartford Fire General Agency, Inc.; Hartford Fire Insurance Company; Hartford Funds Distributors, LLC; Hartford Funds Management Company, LLC; Hartford Funds Management Group, Inc.; Hartford Holdings, Inc.; Hartford Insurance Company of Illinois; Hartford Insurance Company of the Midwest; Hartford Insurance Company of the Southeast; Hartford Insurance, Ltd.; Hartford Integrated Technologies, Inc.; Hartford Investment Management Company; Hartford Life and Accident Insurance Company; Hartford Lloyd’s Corporation; Hartford Lloyd’s Insurance Company; Hartford Management, Ltd.; Hartford Management (UK) Limited; Hartford Productivity Services LLC; Hartford Singapore Pte. Ltd; Hartford of the Southeast General Agency, Inc.; Hartford of Texas General Agency, Inc.; Hartford Residual Market, L.C.C.; Hartford Specialty Insurance Services of Texas, LLC; Hartford STAG Ventures LLC; Hartford Strategic Investments, LLC; Hartford Underwriters General Agency, Inc.; Hartford Underwriters Insurance Company; Hartford Underwriting Agency Limited; Heritage Holdings, Inc.; Heritage Reinsurance Company, Ltd.; HLA LLC; Horizon Management Group, LLC; HRA Brokerage Services, Inc.; Lattice Strategies LLC; Maxum Casualty Insurance Company; Maxum Indemnity Company; Maxum Specialty Services Corporation; Millennium Underwriting Limited; MPC Resolution Company LLC; Navigators Holdings (UK) Limited; Navigators Insurance Company; Navigators Management Company, Inc.; Navigators Specialty Insurance Company; Navigators Underwriting Limited; New England Insurance Company; New England Reinsurance Corporation; New Ocean Insurance Co., Ltd.; NIC Investments (Chile) SpA; Nutmeg Insurance Agency, Inc.; Nutmeg Insurance Company; Pacific Insurance Company, Limited; Property and Casualty Insurance Company of Hartford; Sentinel Insurance Company, Ltd.; The Navigators Group, Inc.; Trumbull Flood Management, L.L.C.; Trumbull Insurance Company; Twin City Fire Insurance Company; Y-Risk, LLC.
Revised February 2025

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This report is submitted for the general information of the shareholders of the Hartford Schroders Private Opportunities Fund (the "Fund"). It is not authorized for distribution to persons who are not shareholders of the Fund unless preceded or accompanied by a current prospectus. Nothing herein contained is to be considered an offer of sale or a solicitation of an offer to buy shares of the Fund.
Investors should carefully consider the Fund’s investment objectives, risks, charges and expenses. This and other important information is contained in the Fund’s prospectus, which can be obtained by visiting hartfordfunds.com. Please read it carefully before investing.
The Fund is distributed by Hartford Funds Distributors, LLC (HFD), Member FINRA. Hartford Funds Management Company, LLC (HFMC) is the Fund’s investment manager. The Fund is sub-advised by Schroder Investment Management North America Inc. (SIMNA) and sub-sub advised by Schroders Capital Management (US), Inc. (Schroders Capital). HFD and HFMC are not affiliated with SIMNA and Schroders Capital.
MFSAR-SPO25 11/25 Printed in the U.S.A.

(b)	Not applicable.

Item 2. Code of Ethics.

Not applicable to this semi-annual filing.

Item 3. Audit Committee Financial Expert.

Not applicable to this semi-annual filing.

Item 4. Principal Accountant Fees and Services.

Not applicable to this semi-annual filing.

Item 5. Audit Committee of Listed Registrants.

Not applicable.

Item 6. Investments.

(a)	The Schedule of Investments in securities of unaffiliated issuers as of the close of the reporting period is included as part of the semi-annual report filed under Item 1 of this form.
(b)	Not applicable.

Item 7. Financial Statements and Financial Highlights for Open-End Management Investment Companies.

Not applicable.

Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment Companies.

Not applicable.

Item 9. Proxy Disclosures for Open-End Management Investment Companies.

Not applicable.

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies.

Not applicable.

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract.

This information is included as part of the semi-annual report filed under Item 1(a) of this form.

Item 12. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 13. Portfolio Managers of Closed-End Management Investment Companies.

(a)	Not applicable.
(b)	Not applicable.

Item 14. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 15. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which the shareholders may recommend nominees to the registrant’s board of directors, where those changes were implemented after the registrant last provided disclosure in response to the requirements of Item 407(c)(2)(iv) of Regulation S-K (17 CFR 229.407) (as required by Item 22(b)(15) of Schedule 14A (17 CFR 240.14a-101)), or this Item.

Item 16. Controls and Procedures.

(a)

The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are generally effective to provide reasonable assurance, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b)

There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 17. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 18. Recovery of Erroneously Awarded Compensation.

Not applicable.

Item 19. Exhibits.

(a)(1)	Not applicable
(a)(2)	Separate certifications for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)) and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.
(a)(3)	Not applicable
(a)(4)	Not applicable
(b)	Certifications pursuant to Rule 30a-2(b) under the 1940 Act and Section 906 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

HARTFORD SCHRODERS PRIVATE OPPORTUNITIES FUND

Date: December 3, 2025	By: /s/ Gregory A. Frost
Gregory A. Frost
President and Chief Executive Officer (Principal Executive Officer)

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

Date: December 3, 2025	By: /s/ Gregory A. Frost
Gregory A. Frost
President and Chief Executive Officer (Principal Executive Officer)

Date: December 3, 2025	By: /s/ Ankit Puri
Ankit Puri
Treasurer (Principal Accounting Officer) and Principal/Chief Financial Officer